Equity instruments - Changes in Available-for-sale instruments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Beginning balance, AFS	$ 165,742
Valuation adjustments, FVTOCI	(1,226)
Valuation adjustments, AFS		$ 1,932	$ (3,505)
Amounts reclassified to consolidated income statement, AFS		(9)	(120)
Ending balance, AFS	155,789
Ending balance, AFS		165,742
Equity instruments.
Financial instruments
Beginning balance, AFS	795
Valuation adjustments, FVTOCI	(13)
Valuation adjustments, AFS		(3)
Ending balance, AFS	535
Ending balance, AFS		795
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Valuation adjustments, FVTOCI	(13)
Financial assets at fair value through profit or loss category | Equity instruments.
Financial instruments
Beginning balance, FVTOCI	795
Recognition of own equity instruments held for future equity-settled share-based payments	(247)
Valuation adjustments, AFS	(13)
Ending balance, AFS	535	795
Financial assets available for sale category | Equity instruments.
Financial instruments
Beginning balance, AFS	$ 795	326	348
Net additions/(disposals), AFS		472	30
Valuation adjustments, AFS		(3)	(52)
Ending balance, AFS		$ 795	$ 326